PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 94.5%
Sovereign Bonds 85.9%
Angola 0.7%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500%	11/12/25		400	$441,526
Argentina 0.4%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.500(cc)	07/09/30		466	169,053
Sr. Unsec’d. Notes	1.000	07/09/29		24	9,101

Provincia de Buenos Aires, Sr. Unsec’d. Notes	9.950	06/09/21(d)		140	69,457
					247,611
Brazil 3.7%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		165	177,746
Brazil Notas do Tesouro Nacional,
Notes, Series NTNF	10.000	01/01/23	BRL	3,422	673,788
Notes, Series NTNF	10.000	01/01/25	BRL	3,843	763,313
Notes, Series NTNF	10.000	01/01/27	BRL	1,214	241,371
Notes, Series NTNF	10.000	01/01/29	BRL	1,900	378,022
Notes, Series NTNF	10.000	01/01/31	BRL	200	39,414

Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	10,536
					2,284,190
Chile 2.4%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	4.500	03/01/26(a)	CLP	280,000	381,475
Bonds	5.000	03/01/35	CLP	115,000	154,315
Bonds, 144A	5.000	10/01/28	CLP	110,000	151,245
Bonds, Series 30YR	6.000	01/01/43(a)	CLP	135,000	199,478
Unsec’d. Notes, 144A	2.300	10/01/28	CLP	175,000	202,549
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	53,807
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	250,000	336,803
					1,479,672

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China 9.6%
China Government Bond,
Bonds, Series 1906	3.290%	05/23/29	CNH	3,690	$586,903
Bonds, Series 1910	3.860	07/22/49	CNH	1,610	265,197
Bonds, Series INBK	1.990	04/09/25	CNH	6,500	982,131
Bonds, Series INBK	2.680	05/21/30	CNH	7,700	1,167,295
Bonds, Series INBK	2.850	06/04/27	CNH	10,500	1,630,405
Bonds, Series INBK	3.010	05/13/28	CNH	2,000	312,638
Bonds, Series INBK	3.270	11/19/30	CNH	3,000	478,823
Unsec’d. Notes, Series INBK	3.030	03/11/26	CNH	2,500	392,693
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	1,000	164,372
					5,980,457
Colombia 3.2%
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	62,172
Bonds, Series B	6.000	04/28/28	COP	2,121,000	528,928
Bonds, Series B	6.250	11/26/25	COP	1,000,000	263,448
Bonds, Series B	7.000	06/30/32	COP	1,637,900	411,174
Bonds, Series B	7.250	10/18/34	COP	777,800	196,351
Bonds, Series B	7.250	10/26/50	COP	210,000	49,185
Bonds, Series B	7.500	08/26/26	COP	1,150,900	314,816
Bonds, Series B	7.750	09/18/30	COP	500,000	135,453
Sr. Unsec’d. Notes	3.750	06/16/49	COP	185,008	44,709
					2,006,236
Czech Republic 2.7%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	2,000	121,863
Bonds, Series 078	2.500	08/25/28	CZK	2,100	103,212
Bonds, Series 089	2.400	09/17/25	CZK	3,200	153,775
Bonds, Series 094	0.950	05/15/30	CZK	8,230	360,069
Bonds, Series 095	1.000	06/26/26	CZK	3,000	135,548
Bonds, Series 100	0.250	02/10/27	CZK	6,210	268,354
Bonds, Series 103	2.000	10/13/33	CZK	4,790	229,027
Bonds, Series 105	2.750	07/23/29	CZK	3,500	176,162
Bonds, Series 121	1.200	03/13/31	CZK	3,300	146,652
					1,694,662

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes	9.750%	06/05/26	DOP	8,000	$160,211
El Salvador 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750	01/24/23		125	121,337
Gabon 0.3%
Gabon Government International Bond, Sr. Unsec’d. Notes	6.950	06/16/25		200	216,689
Hungary 3.8%
Hungary Government Bond,
Bonds, Series 24/C	2.500	10/24/24	HUF	40,000	134,877
Bonds, Series 25/B	5.500	06/24/25	HUF	175,530	656,565
Bonds, Series 26/D	2.750	12/22/26	HUF	70,000	239,405
Bonds, Series 26/E	1.500	04/22/26	HUF	115,000	371,225
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	148,162
Bonds, Series 28/A	6.750	10/22/28	HUF	76,680	330,455
Bonds, Series 33/A	2.250	04/20/33	HUF	70,000	217,837
Bonds, Series 34/A	2.250	06/22/34	HUF	24,810	75,298
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	70,712
Bonds, Series 51/G	4.000	04/28/51	HUF	32,540	121,158
					2,365,694
Indonesia 10.4%
Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	8,632,000	678,074
Bonds, Series 059	7.000	05/15/27	IDR	7,065,000	524,036
Bonds, Series 064	6.125	05/15/28	IDR	2,400,000	168,104
Bonds, Series 065	6.625	05/15/33	IDR	3,200,000	221,603
Bonds, Series 068	8.375	03/15/34	IDR	7,634,000	594,883
Bonds, Series 070	8.375	03/15/24	IDR	1,410,000	107,014
Bonds, Series 071	9.000	03/15/29	IDR	4,952,000	401,551
Bonds, Series 072	8.250	05/15/36	IDR	3,816,000	293,676
Bonds, Series 073	8.750	05/15/31	IDR	6,511,000	527,968
Bonds, Series 075	7.500	05/15/38	IDR	4,496,000	324,461
Bonds, Series 077	8.125	05/15/24	IDR	3,500,000	265,551
Bonds, Series 078	8.250	05/15/29	IDR	5,050,000	395,055
Bonds, Series 079	8.375	04/15/39	IDR	400,000	31,103

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Treasury Bond, (cont’d.)
Bonds, Series 080	7.500%	06/15/35	IDR	3,870,000	$281,306
Bonds, Series 081	6.500	06/15/25	IDR	7,400,000	540,495
Bonds, Series 082	7.000	09/15/30	IDR	6,515,000	473,375
Bonds, Series 083	7.500	04/15/40	IDR	1,800,000	130,560
Bonds, Series 087	6.500	02/15/31	IDR	7,023,000	493,128
					6,451,943
Ivory Coast 0.4%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	115	144,002
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	100	130,977
					274,979
Malaysia 8.6%
1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400	03/09/23		1,000	1,004,639
Malaysia Government Bond,
Bonds, Series 115	3.955	09/15/25	MYR	1,650	412,139
Bonds, Series 118	3.882	03/14/25	MYR	1,977	491,788
Bonds, Series 217	4.059	09/30/24	MYR	335	83,586
Bonds, Series 219	3.885	08/15/29	MYR	2,200	547,706
Bonds, Series 307	3.502	05/31/27	MYR	500	122,463
Bonds, Series 310	4.498	04/15/30	MYR	400	103,972
Bonds, Series 311	4.392	04/15/26	MYR	285	72,723
Bonds, Series 316	3.900	11/30/26	MYR	2,625	661,302
Bonds, Series 317	4.762	04/07/37	MYR	1,022	268,061
Bonds, Series 411	4.232	06/30/31	MYR	280	71,541
Bonds, Series 413	3.844	04/15/33	MYR	390	93,852
Bonds, Series 415	4.254	05/31/35	MYR	700	175,848
Bonds, Series 417	3.899	11/16/27	MYR	1,370	343,191
Bonds, Series 419	3.828	07/05/34	MYR	500	118,618
Bonds, Series 513	3.733	06/15/28	MYR	1,480	366,551
Bonds, Series 519	3.757	05/22/40	MYR	900	206,867

Malaysia Government Investment Issue, Bonds, Series 617	4.724	06/15/33	MYR	600	155,634
					5,300,481

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 4.6%
Mexican Bonos,
Bonds, Series M	7.750%	05/29/31	MXN	11,710	$624,669
Bonds, Series M	8.000	11/07/47	MXN	8,628	450,502
Bonds, Series M20	7.500	06/03/27	MXN	9,764	510,621
Bonds, Series M30	10.000	11/20/36	MXN	2,355	147,637
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	5,400	276,208
Sr. Unsec’d. Notes, Series M20	8.500	05/31/29	MXN	2,500	138,261
Sr. Unsec’d. Notes, Series M30	8.500	11/18/38	MXN	7,000	384,517
Mexican Udibonos,
Bonds, Series S	2.750	11/27/31	MXN	2,913	146,952
Bonds, Series S	4.500	12/04/25	MXN	2,971	163,902
					2,843,269
Nigeria 0.4%
Nigeria Government International Bond, Sr. Unsec’d. Notes	7.625	11/21/25		200	224,779
Pakistan 1.0%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	09/30/25		200	219,130
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes, 144A	5.625	12/05/22		400	410,747
					629,877
Peru 1.8%
Peru Government Bond,
Bonds	5.940	02/12/29	PEN	200	50,443
Bonds	6.950	08/12/31	PEN	190	51,453
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	1,000	212,891
Sr. Unsec’d. Notes	5.400	08/12/34	PEN	580	132,666
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	855	215,465
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	521	133,384
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	131,139
Sr. Unsec’d. Notes	8.200	08/12/26	PEN	592	178,172
					1,105,613

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippines 0.2%
Philippine Government Bond, Bonds, Series 1060	3.625%	09/09/25	PHP	5,600	$116,552
Poland 4.6%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	421,851
Bonds, Series 0725	3.250	07/25/25	PLN	761	216,178
Bonds, Series 0726	2.500	07/25/26	PLN	3,740	1,038,896
Bonds, Series 0727	2.500	07/25/27	PLN	1,600	446,843
Bonds, Series 1026	0.250	10/25/26	PLN	280	69,342
Bonds, Series 1029	2.750	10/25/29	PLN	1,740	497,999
Bonds, Series 1030	1.250	10/25/30	PLN	750	189,375
					2,880,484
Romania 2.2%
Romania Government Bond,
Bonds, Series 05 Year	3.650	07/28/25	RON	1,000	247,919
Bonds, Series 05YR	4.250	06/28/23	RON	1,145	285,295
Bonds, Series 07YR	3.250	04/29/24	RON	750	183,703
Bonds, Series 07YR	4.850	04/22/26	RON	980	255,036
Bonds, Series 10YR	5.000	02/12/29	RON	500	133,256
Bonds, Series 10YR	5.850	04/26/23	RON	460	117,362
Bonds, Series 15 Year	3.650	09/24/31	RON	590	141,651
					1,364,222
Russia 4.9%
Russian Federal Bond - OFZ,
Bonds, Series 6212	7.050	01/19/28	RUB	15,495	215,560
Bonds, Series 6218	8.500	09/17/31	RUB	16,712	256,467
Bonds, Series 6219	7.750	09/16/26	RUB	12,000	171,234
Bonds, Series 6221	7.700	03/23/33	RUB	14,280	208,687
Bonds, Series 6224	6.900	05/23/29	RUB	27,635	381,945
Bonds, Series 6228	7.650	04/10/30	RUB	22,600	327,658
Bonds, Series 6229	7.150	11/12/25	RUB	7,500	104,378
Bonds, Series 6230	7.700	03/16/39	RUB	13,030	192,160
Bonds, Series 6232	6.000	10/06/27	RUB	8,500	112,119
Unsec’d. Notes	5.900	03/12/31	RUB	72,335	931,313

Russian Federal Inflation Linked Bond, Unsec’d. Notes, Series 2003	2.500	07/17/30	RUB	8,065	108,245
					3,009,766

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 0.3%
Serbia Treasury Bonds,
Bonds, Series 07YR	4.500%	01/11/26	RSD	9,460	$104,538
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	69,204
					173,742
South Africa 8.9%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2023	7.750	02/28/23	ZAR	1,500	106,632
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	13,005	844,499
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	8,470	527,813
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	7,825	484,798
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	6,520	380,660
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	4,130	246,770
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	5,485	315,478
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	10,375	595,760
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	13,661	1,061,964
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	185,571
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	9,170	539,632
Sr. Unsec’d. Notes, Series R214	6.500	02/28/41	ZAR	4,470	203,552
					5,493,129
Thailand 6.8%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	16,400	508,101
Bonds	2.000	06/17/42	THB	3,240	94,196
Bonds	2.875	12/17/28	THB	19,480	663,884
Bonds	2.875	06/17/46	THB	6,065	200,883
Bonds	3.300	06/17/38	THB	10,300	365,282
Bonds	3.400	06/17/36	THB	9,585	342,931
Sr. Unsec’d. Notes	1.600	06/17/35	THB	7,100	208,784
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	28,874
Sr. Unsec’d. Notes	2.125	12/17/26	THB	17,450	566,873
Sr. Unsec’d. Notes	3.625	06/16/23	THB	8,530	274,537
Sr. Unsec’d. Notes	3.650	06/20/31	THB	13,735	497,871
Sr. Unsec’d. Notes	3.775	06/25/32	THB	13,125	481,756
					4,233,972
Turkey 2.0%
Turkey Government Bond,
Bonds	8.500	09/14/22	TRY	395	42,526

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkey Government Bond, (cont’d.)
Bonds	8.800%	09/27/23	TRY	500	$50,115
Bonds	9.000	07/24/24	TRY	2,700	260,675
Bonds	10.500	08/11/27	TRY	1,031	93,384
Bonds	10.600	02/11/26	TRY	1,465	138,898
Bonds	11.000	02/24/27	TRY	1,630	152,487
Bonds	12.200	01/18/23	TRY	2,315	255,832
Bonds	12.400	03/08/28	TRY	1,000	98,305

Turkey Government International Bond, Sr. Unsec’d. Notes	7.375	02/05/25		130	141,083
					1,233,305
Ukraine 1.3%
Ukraine Government International Bond,
Bonds	17.000	05/11/22	UAH	500	19,459
Bonds, 144A	11.670	11/22/23	UAH	2,414	88,381
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	150	194,314
Sr. Unsec’d. Notes	7.750	09/01/24		402	436,752
Unsec’d. Notes, 144A	17.250	01/05/22	UAH	1,328	50,915
					789,821
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875	06/20/22	UYU	3,260	76,577
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	44,470
					121,047

Total Sovereign Bonds (cost $53,929,708)					53,245,266
Corporate Bonds 7.5%
Belarus 0.3%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750	05/02/24		200	186,339
Brazil 0.3%
JSM Global Sarl, Gtd. Notes, 144A	4.750	10/20/30		200	207,164

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica 0.4%
Digicel Ltd., Gtd. Notes	6.750%	03/01/23		235	$221,920
Malaysia 0.3%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		200	211,803
Mexico 1.8%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	14,250	717,443
Petroleos Mexicanos,
Gtd. Notes	6.490	01/23/27		55	58,389
Gtd. Notes	6.500	03/13/27		80	85,000
Gtd. Notes, MTN	6.875	08/04/26		235	257,797
					1,118,629
Russia 2.0%
Gazprom Capital OOO,
Gtd. Notes, Series BO03	7.150(cc)	02/15/28	RUB	45,000	613,135
Gtd. Notes, Series BO05	8.900(cc)	02/03/27	RUB	42,000	595,802
					1,208,937
South Africa 0.7%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	208,609
Sasol Financing USA LLC, Gtd. Notes	5.875	03/27/24		200	211,655
					420,264
Supranational Bank 1.7%
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	7.500	05/15/22	IDR	900,000	63,471
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	7,500,000	531,598
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	12.576(s)	09/05/22	TRY	1,260	124,387
Sr. Unsec’d. Notes, EMTN	3.000	05/24/24	PLN	600	165,506

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)

International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	7.450%	08/20/21	IDR	2,500,000	$173,197
					1,058,159

Total Corporate Bonds (cost $4,921,192)					4,633,215
Foreign Treasury Obligation 1.1%
Brazil
Brazil Letras do Tesouro Nacional, (cost $689,987)	6.144(s)	01/01/24	BRL	4,318	679,158

Total Long-Term Investments (cost $59,540,887)					58,557,639

	Shares
Short-Term Investments 3.1%
Affiliated Mutual Funds 3.1%
PGIM Core Ultra Short Bond Fund(wa)	1,266,140	1,266,140
PGIM Institutional Money Market Fund (cost $639,287; includes $639,245 of cash collateral for securities on loan)(b)(wa)	639,608	639,224

Total Affiliated Mutual Funds (cost $1,905,427)		1,905,364

Options Purchased*~ 0.0%
(cost $33,225)	28,608

Total Short-Term Investments (cost $1,938,652)	1,933,972

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $61,479,539)	60,491,611

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Value
Options Written*~ (0.1)%
(premiums received $48,555)	$(56,967)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.5% (cost $61,430,984)	60,434,644
Other assets in excess of liabilities(z) 2.5%	1,550,469

Net Assets 100.0%	$61,985,113

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DOP—Dominican Peso
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
UAH—Ukraine Hryvna
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BROIS—Brazil Overnight Index Swap
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
M—Monthly payment frequency for swaps
MosPRIME—Moscow Prime Offered Rate
MTN—Medium Term Note
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
T—Swap payment upon termination
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $574,651; cash collateral of $639,245 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	Morgan Stanley & Co. International PLC	08/25/21	7.25		—		704	$1
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	04/28/22	24,500.00		—		684	299
Currency Option USD vs TRY	Call	Goldman Sachs International	08/06/21	9.25		—		181	22
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/18/22	16.00		—		1,037	20,171
Currency Option USD vs IDR	Put	JPMorgan Chase Bank, N.A.	04/28/22	14,300.00		—		684	8,109

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TRY	Put	Goldman Sachs International	08/06/21	7.60		—		181	$—
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	08/13/21	7.50		—		696	6
Total Options Purchased (cost $33,225)								$28,608
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	Morgan Stanley & Co. International PLC	08/25/21	6.44	—	704	$(5,511)
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	04/28/22	16,500.00	—	684	(5,949)
Currency Option USD vs TRY	Call	Goldman Sachs International	08/06/21	10.25	—	181	(2)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/16/21	15.25	—	1,037	(9,846)
Currency Option USD vs TRY	Put	Goldman Sachs International	08/06/21	8.60	—	181	(3,277)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	08/13/21	8.60	—	232	(4,170)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	08/13/21	9.00	—	464	(28,212)
Total Options Written (premiums received $48,555)							$(56,967)
Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
3	20 Year U.S. Treasury Bonds	Sep. 2021	$494,156	$(358)
Short Positions:
5	2 Year U.S. Treasury Notes	Sep. 2021	1,103,281	114
3	5 Year Euro-Bobl	Sep. 2021	481,712	(4,866)
18	5 Year U.S. Treasury Notes	Sep. 2021	2,240,016	(13,241)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Futures contracts outstanding at July 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
6	10 Year U.S. Treasury Notes	Sep. 2021	$806,719	$(15,055)
1	Euro Schatz Index	Sep. 2021	133,281	(238)
				(33,286)
				$(33,644)
Forward foreign currency exchange contracts outstanding at July 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	206	$153,805	$151,229	$—	$(2,576)
Brazilian Real,
Expiring 08/03/21	Citibank, N.A.	BRL	2,563	507,970	491,808	—	(16,162)
Expiring 08/03/21	Citibank, N.A.	BRL	636	121,938	122,060	122	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	18,718	3,778,877	3,592,215	—	(186,662)
Expiring 09/02/21	Morgan Stanley & Co. International PLC	BRL	12,099	2,326,066	2,312,325	—	(13,741)
Expiring 09/02/21	UBS AG	BRL	493	95,468	94,287	—	(1,181)
Chilean Peso,
Expiring 09/15/21	Citibank, N.A.	CLP	106,530	141,000	140,187	—	(813)
Expiring 09/15/21	Credit Suisse International	CLP	82,540	111,000	108,617	—	(2,383)
Expiring 09/15/21	UBS AG	CLP	159,150	209,270	209,432	162	—
Expiring 09/15/21	UBS AG	CLP	94,605	123,000	124,495	1,495	—
Chinese Renminbi,
Expiring 08/18/21	Citibank, N.A.	CNH	1,728	266,000	266,830	830	—
Expiring 08/18/21	Citibank, N.A.	CNH	1,559	240,000	240,782	782	—
Expiring 08/18/21	Citibank, N.A.	CNH	1,515	234,000	233,964	—	(36)
Expiring 08/18/21	Citibank, N.A.	CNH	1,101	169,000	170,020	1,020	—
Expiring 08/18/21	Citibank, N.A.	CNH	993	153,000	153,437	437	—
Expiring 08/18/21	Citibank, N.A.	CNH	860	132,949	132,854	—	(95)
Expiring 08/18/21	Citibank, N.A.	CNH	318	49,000	49,129	129	—
Expiring 08/18/21	Credit Suisse International	CNH	1,750	273,000	270,272	—	(2,728)
Expiring 08/18/21	Credit Suisse International	CNH	1,178	181,000	181,921	921	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/18/21	Goldman Sachs International	CNH	1,531	$236,000	$236,445	$445	$—
Expiring 08/18/21	Goldman Sachs International	CNH	1,361	210,000	210,236	236	—
Expiring 08/18/21	Goldman Sachs International	CNH	1,052	162,000	162,483	483	—
Expiring 08/18/21	Goldman Sachs International	CNH	748	115,298	115,513	215	—
Expiring 08/18/21	HSBC Bank PLC	CNH	5,037	775,119	777,947	2,828	—
Expiring 08/18/21	HSBC Bank PLC	CNH	1,134	175,000	175,186	186	—
Expiring 08/18/21	HSBC Bank PLC	CNH	1,110	171,000	171,517	517	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	1,878	290,000	290,009	9	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	1,755	270,000	271,006	1,006	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	1,214	188,025	187,534	—	(491)
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	1,001	154,000	154,612	612	—
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	270	41,574	41,677	103	—
Expiring 08/18/21	Standard Chartered	CNH	2,104	325,000	325,045	45	—
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	2,766,753	769,013	711,664	—	(57,349)
Expiring 09/15/21	Citibank, N.A.	COP	409,639	113,000	105,367	—	(7,633)
Expiring 09/15/21	Goldman Sachs International	COP	1,231,195	323,000	316,688	—	(6,312)
Expiring 09/15/21	Goldman Sachs International	COP	271,500	75,000	69,835	—	(5,165)
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	11,177	514,100	519,311	5,211	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	1,400	65,094	65,042	—	(52)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CZK	18,805	865,311	873,691	8,380	—
Expiring 10/19/21	UBS AG	CZK	3,688	169,000	171,333	2,333	—
Euro,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	130	154,000	154,752	752	—
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	51,832	170,000	171,095	1,095	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 09/15/21	Citibank, N.A.	INR	103,822	$1,407,168	$1,388,591	$—	$(18,577)
Expiring 09/15/21	Credit Suisse International	INR	16,741	223,000	223,902	902	—
Expiring 09/15/21	Credit Suisse International	INR	11,447	153,000	153,099	99	—
Expiring 09/15/21	Goldman Sachs International	INR	17,620	238,000	235,665	—	(2,335)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	16,854	225,000	225,420	420	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	13,715	186,000	183,437	—	(2,563)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	9,149	122,000	122,363	363	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	23,129	309,000	309,341	341	—
Expiring 09/15/21	Standard Chartered	INR	13,250	177,000	177,209	209	—
Indonesian Rupiah,
Expiring 09/15/21	Barclays Bank PLC	IDR	1,616,182	112,000	111,364	—	(636)
Expiring 09/15/21	HSBC Bank PLC	IDR	4,210,486	292,456	290,126	—	(2,330)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	13,637,819	933,010	939,720	6,710	—
Israeli Shekel,
Expiring 09/17/21	Bank of America, N.A.	ILS	3,502	1,079,325	1,083,900	4,575	—
Expiring 09/17/21	Bank of America, N.A.	ILS	503	154,000	155,697	1,697	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	568	174,000	175,708	1,708	—
Japanese Yen,
Expiring 10/19/21	Barclays Bank PLC	JPY	40,987	372,220	373,850	1,630	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	14,818	135,000	135,160	160	—
Malaysian Ringgit,
Expiring 09/15/21	Barclays Bank PLC	MYR	986	236,960	232,295	—	(4,665)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MYR	2,469	599,057	581,646	—	(17,411)
Mexican Peso,
Expiring 09/15/21	BNP Paribas S.A.	MXN	2,757	137,050	137,615	565	—
Expiring 09/15/21	BNP Paribas S.A.	MXN	1,655	80,000	82,626	2,626	—
Expiring 09/15/21	Citibank, N.A.	MXN	21,422	1,079,205	1,069,372	—	(9,833)
Expiring 09/15/21	Citibank, N.A.	MXN	7,179	355,966	358,360	2,394	—
Expiring 09/15/21	Goldman Sachs International	MXN	2,910	146,000	145,277	—	(723)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	3,293	$165,000	$164,362	$—	$(638)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	2,680	132,000	133,758	1,758	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	2,344	117,000	117,004	4	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	18,845	932,004	940,727	8,723	—
Expiring 09/15/21	Standard Chartered	MXN	12,014	591,637	599,732	8,095	—
Expiring 09/15/21	UBS AG	MXN	3,643	180,000	181,878	1,878	—
New Taiwanese Dollar,
Expiring 09/15/21	Citibank, N.A.	TWD	6,565	240,000	235,292	—	(4,708)
Expiring 09/15/21	Citibank, N.A.	TWD	4,635	166,000	166,129	129	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	4,707	169,000	168,719	—	(281)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	4,654	166,000	166,786	786	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	TWD	7,761	279,407	278,150	—	(1,257)
Expiring 09/15/21	Standard Chartered	TWD	5,581	200,000	200,041	41	—
Peruvian Nuevo Sol,
Expiring 09/15/21	BNP Paribas S.A.	PEN	628	164,000	154,665	—	(9,335)
Expiring 09/15/21	BNP Paribas S.A.	PEN	395	100,000	97,257	—	(2,743)
Expiring 09/15/21	Goldman Sachs International	PEN	518	135,000	127,551	—	(7,449)
Expiring 09/15/21	Goldman Sachs International	PEN	404	102,000	99,423	—	(2,577)
Expiring 09/15/21	Goldman Sachs International	PEN	368	93,000	90,491	—	(2,509)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	PEN	313	80,000	77,018	—	(2,982)
Philippine Peso,
Expiring 09/15/21	Citibank, N.A.	PHP	9,929	197,000	198,190	1,190	—
Expiring 09/15/21	Citibank, N.A.	PHP	9,540	196,000	190,439	—	(5,561)
Expiring 09/15/21	Goldman Sachs International	PHP	10,015	198,000	199,911	1,911	—
Expiring 09/15/21	HSBC Bank PLC	PHP	13,179	269,000	263,068	—	(5,932)
Expiring 09/15/21	HSBC Bank PLC	PHP	10,724	213,000	214,066	1,066	—
Expiring 09/15/21	HSBC Bank PLC	PHP	9,860	195,000	196,828	1,828	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	6,225	127,000	124,256	—	(2,744)
Expiring 09/15/21	Standard Chartered	PHP	14,919	296,000	297,800	1,800	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/15/21	Standard Chartered	PHP	11,839	$234,000	$236,315	$2,315	$—
Expiring 09/15/21	Standard Chartered	PHP	8,088	161,000	161,457	457	—
Expiring 09/15/21	Standard Chartered	PHP	7,748	153,000	154,654	1,654	—
Polish Zloty,
Expiring 10/19/21	Barclays Bank PLC	PLN	3,832	998,930	994,833	—	(4,097)
Expiring 10/19/21	BNP Paribas S.A.	PLN	127	32,538	32,866	328	—
Expiring 10/19/21	HSBC Bank PLC	PLN	4,790	1,245,699	1,243,764	—	(1,935)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	PLN	595	152,490	154,390	1,900	—
Expiring 10/19/21	UBS AG	PLN	599	153,442	155,432	1,990	—
Romanian Leu,
Expiring 10/19/21	Barclays Bank PLC	RON	2,248	538,735	540,569	1,834	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	RON	205	49,447	49,399	—	(48)
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	9,123	122,000	123,868	1,868	—
Expiring 09/15/21	Barclays Bank PLC	RUB	8,523	116,000	115,725	—	(275)
Expiring 09/15/21	Goldman Sachs International	RUB	5,015	67,000	68,092	1,092	—
Expiring 09/15/21	HSBC Bank PLC	RUB	10,422	140,000	141,507	1,507	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	188,253	2,533,861	2,556,055	22,194	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	21,767	299,000	295,545	—	(3,455)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	10,537	144,000	143,072	—	(928)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	9,736	131,000	132,190	1,190	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	8,686	117,000	117,939	939	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	8,450	116,000	114,732	—	(1,268)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	7,533	102,000	102,277	277	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	7,492	100,000	101,725	1,725	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	7,449	99,000	101,137	2,137	—
Singapore Dollar,
Expiring 09/15/21	Goldman Sachs International	SGD	109	81,216	80,772	—	(444)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 09/15/21	Barclays Bank PLC	ZAR	7,111	$494,595	$482,489	$—	$(12,106)
Expiring 09/15/21	Citibank, N.A.	ZAR	4,110	282,225	278,869	—	(3,356)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	2,717	184,000	184,339	339	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,099	79,000	74,554	—	(4,446)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,072	78,000	72,732	—	(5,268)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	1,098	79,000	74,512	—	(4,488)
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	2,702	185,428	183,353	—	(2,075)
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	240,650	212,000	208,557	—	(3,443)
Expiring 09/15/21	Citibank, N.A.	KRW	196,898	178,000	170,640	—	(7,360)
Expiring 09/15/21	Citibank, N.A.	KRW	190,262	165,000	164,889	—	(111)
Expiring 09/15/21	Credit Suisse International	KRW	1,563,346	1,401,476	1,354,862	—	(46,614)
Expiring 09/15/21	Goldman Sachs International	KRW	132,720	117,000	115,021	—	(1,979)
Expiring 09/15/21	HSBC Bank PLC	KRW	149,504	131,000	129,566	—	(1,434)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	231,462	200,000	200,595	595	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	KRW	226,284	197,000	196,107	—	(893)
Expiring 09/15/21	Standard Chartered	KRW	285,628	249,000	247,537	—	(1,463)
Expiring 09/15/21	Standard Chartered	KRW	175,239	153,000	151,869	—	(1,131)
Thai Baht,
Expiring 09/15/21	Goldman Sachs International	THB	29,375	940,604	893,523	—	(47,081)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	48,311	1,546,749	1,469,523	—	(77,226)
Expiring 09/15/21	Standard Chartered	THB	8,330	258,000	253,377	—	(4,623)
				$45,244,777	$44,724,365	128,303	(648,715)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	207	$152,861	$151,963	$898	$—
Brazilian Real,
Expiring 08/03/21	Bank of America, N.A.	BRL	2,991	594,546	573,906	20,640	—
Expiring 08/03/21	Citibank, N.A.	BRL	442	87,975	84,820	3,155	—
Expiring 08/03/21	Citibank, N.A.	BRL	327	65,025	62,707	2,318	—
Expiring 08/03/21	Citibank, N.A.	BRL	31	6,000	5,978	22	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	12,099	2,335,180	2,321,829	13,351	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	4,888	971,841	937,992	33,849	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	785	154,000	150,631	3,369	—
Expiring 08/03/21	UBS AG	BRL	355	67,000	68,221	—	(1,221)
Chilean Peso,
Expiring 09/15/21	BNP Paribas S.A.	CLP	340,712	475,768	448,357	27,411	—
Expiring 09/15/21	BNP Paribas S.A.	CLP	130,564	181,000	171,815	9,185	—
Expiring 09/15/21	Citibank, N.A.	CLP	130,532	177,000	171,773	5,227	—
Expiring 09/15/21	Citibank, N.A.	CLP	128,206	178,000	168,712	9,288	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	369,747	516,274	486,567	29,707	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	31,659	41,574	41,661	—	(87)
Chinese Renminbi,
Expiring 08/18/21	Credit Suisse International	CNH	2,525	394,000	390,056	3,944	—
Expiring 08/18/21	Credit Suisse International	CNH	1,532	239,000	236,654	2,346	—
Expiring 08/18/21	Goldman Sachs International	CNH	6,568	1,011,821	1,014,385	—	(2,564)
Expiring 08/18/21	HSBC Bank PLC	CNH	1,484	231,000	229,234	1,766	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	1,463	228,000	225,948	2,052	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	417	64,062	64,360	—	(298)
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	1,833	286,000	283,111	2,889	—
Colombian Peso,
Expiring 09/15/21	BNP Paribas S.A.	COP	842,696	222,000	216,758	5,242	—
Expiring 09/15/21	Citibank, N.A.	COP	299,299	79,000	76,986	2,014	—
Expiring 09/15/21	Goldman Sachs International	COP	439,160	117,000	112,960	4,040	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	229,342	$59,136	$58,992	$144	$—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	1,626,901	429,488	418,471	11,017	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	445,965	117,000	114,711	2,289	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	269,845	69,000	69,409	—	(409)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	268,507	70,000	69,065	935	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	266,685	69,000	68,597	403	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	244,000	64,000	62,762	1,238	—
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	3,338	154,000	155,082	—	(1,082)
Euro,
Expiring 10/19/21	HSBC Bank PLC	EUR	180	214,449	214,258	191	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	131	154,000	155,314	—	(1,314)
Expiring 10/19/21	UBS AG	EUR	264	313,399	313,990	—	(591)
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	225,079	749,344	742,972	6,372	—
Expiring 10/19/21	Goldman Sachs International	HUF	52,204	173,000	172,324	676	—
Indian Rupee,
Expiring 09/15/21	HSBC Bank PLC	INR	24,817	329,000	331,928	—	(2,928)
Expiring 09/15/21	HSBC Bank PLC	INR	16,049	214,000	214,648	—	(648)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	17,793	237,000	237,974	—	(974)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	12,395	165,000	165,778	—	(778)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	27,391	364,092	366,349	—	(2,257)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	15,000	201,000	200,617	383	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	12,782	170,000	170,956	—	(956)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	12,464	166,000	166,705	—	(705)
Expiring 09/15/21	Standard Chartered	INR	25,267	335,000	337,946	—	(2,946)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/15/21	Standard Chartered	INR	19,764	$264,000	$264,344	$—	$(344)
Expiring 09/15/21	UBS AG	INR	9,211	123,000	123,192	—	(192)
Indonesian Rupiah,
Expiring 09/15/21	BNP Paribas S.A.	IDR	2,601,078	178,000	179,229	—	(1,229)
Expiring 09/15/21	HSBC Bank PLC	IDR	5,199,238	361,000	358,256	2,744	—
Expiring 09/15/21	HSBC Bank PLC	IDR	5,196,631	361,000	358,076	2,924	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	1,925,547	131,249	132,681	—	(1,432)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	IDR	16,258,919	1,106,832	1,120,329	—	(13,497)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	IDR	1,476,115	101,000	101,712	—	(712)
Expiring 09/15/21	Standard Chartered	IDR	4,684,480	320,000	322,786	—	(2,786)
Israeli Shekel,
Expiring 09/17/21	Bank of America, N.A.	ILS	659	201,000	204,060	—	(3,060)
Expiring 09/17/21	Barclays Bank PLC	ILS	836	257,000	258,853	—	(1,853)
Expiring 09/17/21	Barclays Bank PLC	ILS	743	228,000	229,947	—	(1,947)
Expiring 09/17/21	Barclays Bank PLC	ILS	657	201,000	203,366	—	(2,366)
Expiring 09/17/21	Barclays Bank PLC	ILS	617	190,000	191,085	—	(1,085)
Expiring 09/17/21	Barclays Bank PLC	ILS	588	181,000	182,078	—	(1,078)
Expiring 09/17/21	Barclays Bank PLC	ILS	556	170,000	172,147	—	(2,147)
Expiring 09/17/21	Barclays Bank PLC	ILS	548	167,000	169,597	—	(2,597)
Expiring 09/17/21	Barclays Bank PLC	ILS	512	157,000	158,336	—	(1,336)
Expiring 09/17/21	Citibank, N.A.	ILS	752	232,000	232,785	—	(785)
Expiring 09/17/21	Citibank, N.A.	ILS	667	204,000	206,531	—	(2,531)
Expiring 09/17/21	Citibank, N.A.	ILS	502	153,000	155,416	—	(2,416)
Japanese Yen,
Expiring 10/19/21	Barclays Bank PLC	JPY	55,771	505,407	508,703	—	(3,296)
Malaysian Ringgit,
Expiring 09/15/21	Goldman Sachs International	MYR	754	180,000	177,538	2,462	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MYR	2,028	485,000	477,737	7,263	—
Mexican Peso,
Expiring 09/15/21	Goldman Sachs International	MXN	20,506	1,015,128	1,023,654	—	(8,526)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	5,110	254,468	255,077	—	(609)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	3,110	154,000	155,265	—	(1,265)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	2,947	146,000	147,111	—	(1,111)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	3,623	$177,000	$180,835	$—	$(3,835)
New Taiwanese Dollar,
Expiring 09/15/21	Barclays Bank PLC	TWD	3,373	123,000	120,878	2,122	—
Expiring 09/15/21	Goldman Sachs International	TWD	13,661	498,542	489,620	8,922	—
Peruvian Nuevo Sol,
Expiring 09/15/21	Citibank, N.A.	PEN	604	154,000	148,817	5,183	—
Expiring 09/15/21	Citibank, N.A.	PEN	436	111,000	107,314	3,686	—
Expiring 09/15/21	Goldman Sachs International	PEN	1,105	292,402	272,144	20,258	—
Expiring 09/15/21	Goldman Sachs International	PEN	613	158,000	150,975	7,025	—
Expiring 09/15/21	Goldman Sachs International	PEN	475	121,000	117,022	3,978	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	PEN	464	118,949	114,281	4,668	—
Philippine Peso,
Expiring 09/15/21	Barclays Bank PLC	PHP	7,774	159,000	155,181	3,819	—
Expiring 09/15/21	HSBC Bank PLC	PHP	10,391	205,000	207,429	—	(2,429)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	2,836	58,856	56,607	2,249	—
Expiring 09/15/21	Standard Chartered	PHP	18,768	380,000	374,631	5,369	—
Polish Zloty,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	599	155,000	155,580	—	(580)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	PLN	986	253,000	256,033	—	(3,033)
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	13,137	177,000	178,372	—	(1,372)
Expiring 09/15/21	Barclays Bank PLC	RUB	7,500	101,000	101,832	—	(832)
Expiring 09/15/21	Citibank, N.A.	RUB	16,983	230,000	230,589	—	(589)
Expiring 09/15/21	Goldman Sachs International	RUB	12,666	171,000	171,974	—	(974)
Expiring 09/15/21	Goldman Sachs International	RUB	8,737	118,000	118,630	—	(630)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	33,331	450,000	452,563	—	(2,563)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	26,711	355,000	362,669	—	(7,669)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	13,027	177,000	176,871	129	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	12,946	$177,000	$175,783	$1,217	$—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	12,719	174,000	172,692	1,308	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	8,429	115,000	114,446	554	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	7,713	102,000	104,727	—	(2,727)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	27,488	375,000	373,218	1,782	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	15,956	215,000	216,650	—	(1,650)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	11,336	153,000	153,920	—	(920)
Singapore Dollar,
Expiring 09/15/21	BNP Paribas S.A.	SGD	232	171,000	171,412	—	(412)
Expiring 09/15/21	Credit Suisse International	SGD	250	184,000	184,689	—	(689)
Expiring 09/15/21	Goldman Sachs International	SGD	360	268,000	266,037	1,963	—
Expiring 09/15/21	Goldman Sachs International	SGD	307	227,000	226,795	205	—
Expiring 09/15/21	HSBC Bank PLC	SGD	316	233,000	233,217	—	(217)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	309	230,000	228,063	1,937	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	221	163,000	162,834	166	—
Expiring 09/15/21	The Toronto-Dominion Bank	SGD	132	99,796	97,624	2,172	—
Expiring 09/15/21	UBS AG	SGD	390	289,000	287,462	1,538	—
Expiring 09/15/21	UBS AG	SGD	365	270,000	269,381	619	—
Expiring 09/15/21	UBS AG	SGD	218	161,000	160,879	121	—
South African Rand,
Expiring 09/15/21	Bank of America, N.A.	ZAR	1,440	98,000	97,687	313	—
Expiring 09/15/21	Barclays Bank PLC	ZAR	1,254	85,000	85,081	—	(81)
Expiring 09/15/21	Barclays Bank PLC	ZAR	1,011	68,000	68,628	—	(628)
Expiring 09/15/21	Barclays Bank PLC	ZAR	960	65,000	65,116	—	(116)
Expiring 09/15/21	Citibank, N.A.	ZAR	21,938	1,598,211	1,488,531	109,680	—
Expiring 09/15/21	Citibank, N.A.	ZAR	18,462	1,349,717	1,252,639	97,078	—
Expiring 09/15/21	Goldman Sachs International	ZAR	1,805	124,000	122,438	1,562	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,800	$122,000	$122,126	$—	$(126)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,425	98,849	96,693	2,156	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	969	66,000	65,744	256	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	1,786	122,000	121,150	850	—
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	15,255	1,094,391	1,035,036	59,355	—
South Korean Won,
Expiring 09/15/21	Goldman Sachs International	KRW	180,585	162,000	156,502	5,498	—
Expiring 09/15/21	HSBC Bank PLC	KRW	604,905	542,000	524,236	17,764	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	133,962	118,000	116,097	1,903	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	KRW	117,425	103,517	101,766	1,751	—
Expiring 09/15/21	Standard Chartered	KRW	323,256	285,000	280,147	4,853	—
Thai Baht,
Expiring 09/15/21	Citibank, N.A.	THB	5,624	180,000	171,074	8,926	—
Expiring 09/15/21	Citibank, N.A.	THB	5,487	167,000	166,906	94	—
Expiring 09/15/21	Goldman Sachs International	THB	1,770	55,000	53,836	1,164	—
Expiring 09/15/21	HSBC Bank PLC	THB	8,147	259,000	247,820	11,180	—
Expiring 09/15/21	HSBC Bank PLC	THB	7,729	235,000	235,103	—	(103)
Expiring 09/15/21	HSBC Bank PLC	THB	7,522	230,000	228,815	1,185	—
Expiring 09/15/21	HSBC Bank PLC	THB	4,091	131,000	124,443	6,557	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	8,546	274,000	259,939	14,061	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	6,134	196,000	186,586	9,414	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	4,346	132,000	132,194	—	(194)
Expiring 09/15/21	Standard Chartered	THB	4,936	158,000	150,151	7,849	—
Expiring 09/15/21	UBS AG	THB	4,813	154,000	146,409	7,591	—
Turkish Lira,
Expiring 09/15/21	Barclays Bank PLC	TRY	217	23,673	25,102	—	(1,429)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Ukraine Hryvna,
Expiring 09/02/21	UBS AG	UAH	4,574	$163,745	$169,049	$—	$(5,304)
				$38,530,567	$37,973,843	673,784	(117,060)
						$802,087	$(765,775)
Cross currency exchange contracts outstanding at July 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/21	Buy	HUF	37,036	EUR	103	$—	$(125)	Citibank, N.A.
Interest rate swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	3,324	01/02/23	6.450%(T)	1 Day BROIS(2)(T)	$—	$(6,204)	$(6,204)
BRL	4,559	01/02/23	6.565%(T)	1 Day BROIS(2)(T)	—	(5,298)	(5,298)
BRL	1,374	01/02/24	4.590%(T)	1 Day BROIS(2)(T)	—	(17,125)	(17,125)
BRL	3,769	01/02/25	5.755%(T)	1 Day BROIS(2)(T)	—	(37,412)	(37,412)
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)	—	(11,920)	(11,920)
BRL	2,354	01/02/25	7.950%(T)	1 Day BROIS(2)(T)	—	(5,893)	(5,893)
BRL	2,540	01/02/25	8.140%(T)	1 Day BROIS(1)(T)	—	86	86
BRL	1,190	01/02/25	8.250%(T)	1 Day BROIS(1)(T)	—	(958)	(958)
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)	—	(10,954)	(10,954)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)	—	(14,753)	(14,753)
BRL	5,700	01/04/27	7.060%(T)	1 Day BROIS(1)(T)	42,230	80,522	38,292
BRL	1,885	01/04/27	7.745%(T)	1 Day BROIS(1)(T)	—	14,750	14,750
BRL	2,017	01/04/27	8.020%(T)	1 Day BROIS(2)(T)	—	(13,831)	(13,831)
BRL	646	01/04/27	8.370%(T)	1 Day BROIS(2)(T)	—	(2,815)	(2,815)
BRL	1,954	01/04/27	8.565%(T)	1 Day BROIS(2)(T)	—	(1,752)	(1,752)
BRL	1,372	01/04/27	8.570%(T)	1 Day BROIS(1)(T)	—	(737)	(737)
CLP	288,400	06/23/26	3.165%(S)	1 Day CLOIS(1)(S)	—	2,283	2,283
CLP	268,200	07/12/26	3.505%(S)	1 Day CLOIS(2)(S)	—	2,822	2,822
CLP	125,000	07/22/26	3.180%(S)	1 Day CLOIS(2)(S)	—	(1,492)	(1,492)
CLP	117,190	07/22/26	3.200%(S)	1 Day CLOIS(2)(S)	—	(1,253)	(1,253)
CLP	220,800	05/03/31	3.680%(S)	1 Day CLOIS(1)(S)	—	9,168	9,168

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	2,100	06/15/25	2.175%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(2)	$(3,445)	$(3,443)
CNH	3,515	06/19/25	2.200%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	(5,334)	(5,329)
CNH	3,085	10/30/25	2.535%(Q)	7 Day China Fixing Repo Rates(2)(Q)	20	967	947
CNH	5,800	07/12/26	2.640%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	5,350	5,350
CNH	2,360	07/27/26	2.553%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	592	592
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)	—	10,134	10,134
COP	5,700,000	06/10/26	4.600%(Q)	1 Day COOIS(2)(Q)	(10,622)	(12,795)	(2,173)
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)	—	595	595
KRW	4,900,000	03/12/26	1.407%(Q)	3 Month KWCDC(2)(Q)	(11,425)	(7,765)	3,660
MXN	7,470	05/02/25	5.285%(M)	28 Day Mexican Interbank Rate(2)(M)	18	(12,361)	(12,379)
MXN	14,446	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)	(14,160)	(44,580)	(30,420)
MXN	34,429	03/19/26	6.026%(M)	28 Day Mexican Interbank Rate(2)(M)	2,829	(22,235)	(25,064)
MXN	9,380	06/10/26	5.800%(M)	28 Day Mexican Interbank Rate(1)(M)	—	11,393	11,393
MXN	13,876	07/02/26	6.800%(M)	28 Day Mexican Interbank Rate(2)(M)	7,633	13,469	5,836
MXN	9,180	07/14/26	6.465%(M)	28 Day Mexican Interbank Rate(2)(M)	(25)	1,779	1,804
MXN	4,160	07/15/26	6.430%(M)	28 Day Mexican Interbank Rate(2)(M)	(11)	477	488
MXN	2,040	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(678)	(678)
MXN	5,320	04/28/31	6.660%(M)	28 Day Mexican Interbank Rate(2)(M)	(17)	(3,109)	(3,092)
MXN	4,500	05/14/31	6.915%(M)	28 Day Mexican Interbank Rate(2)(M)	(17)	1,382	1,399
MXN	5,930	05/28/31	6.650%(M)	28 Day Mexican Interbank Rate(2)(M)	(19)	(3,883)	(3,864)
MXN	5,600	06/20/31	7.110%(M)	28 Day Mexican Interbank Rate(1)(M)	60	(5,495)	(5,555)
PLN	3,350	09/15/23	0.850%(A)	6 Month WIBOR(1)(S)	—	(28)	(28)
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)	—	15,917	15,917
PLN	2,730	09/08/25	0.637%(A)	6 Month WIBOR(2)(S)	(3,035)	(14,580)	(11,545)
PLN	700	06/17/31	1.745%(A)	6 Month WIBOR(1)(S)	—	(1,012)	(1,012)
ZAR	4,500	06/25/25	5.010%(Q)	3 Month JIBAR(2)(Q)	(23)	(2,823)	(2,800)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	5,156	08/21/25	4.978%(Q)	3 Month JIBAR(1)(Q)	$(3,535)	$4,149	$7,684
ZAR	20,183	03/24/26	6.010%(Q)	3 Month JIBAR(1)(Q)	(7,049)	(26,458)	(19,409)
ZAR	2,472	04/15/26	5.605%(Q)	3 Month JIBAR(2)(Q)	(35)	25	60
ZAR	6,890	03/17/31	6.829%(Q)	3 Month JIBAR(1)(Q)	—	6,844	6,844
ZAR	3,244	04/09/31	7.535%(Q)	3 Month JIBAR(1)(Q)	94	(7,447)	(7,541)
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)	(46)	7,232	7,278
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)	93	(9,594)	(9,687)
					$2,951	$(126,083)	$(129,034)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	1,900	04/08/26	2.650%(Q)	3 Month KLIBOR(1)(Q)	$(3,609)	$36	$(3,645)	Morgan Stanley & Co. International PLC
MYR	2,800	04/21/26	2.595%(Q)	3 Month KLIBOR(1)(Q)	(3,433)	24	(3,457)	HSBC Bank PLC
MYR	1,800	04/27/26	2.668%(Q)	3 Month KLIBOR(1)(Q)	(3,564)	26	(3,590)	HSBC Bank PLC
RUB	96,500	06/16/26	6.653%(A)	3 Month MosPRIME(2)(Q)	(19,191)	—	(19,191)	Goldman Sachs International
					$(29,797)	$86	$(29,883)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).